CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 111,690	$ 16,808	$ 71,252
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) on derivatives	31,786	11,209	(2,705)
Foreign currency translation adjustment	(38,068)	(34,772)	21,876
Change in pension and postretirement benefits	22,959	2,532	(12,624)
Reclassification of pension activity	0	15,462	0
Total other comprehensive income (loss)	16,677	(5,569)	6,547
Comprehensive income	128,367	11,239	77,799
Less: Comprehensive income attributable to noncontrolling interests	(20,085)	(15,574)	(22,510)
Comprehensive income (loss) attributable to Dole plc	$ 108,282	$ (4,335)	$ 55,289